                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2004

Check here if Amendment       [ ]             Amendment Number:

This Amendment                [ ]             is a restatement
                              [ ]             adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       COMMUNITY FIRST
Address:    520 MAIN AVENUE
            FARGO, ND 58124


13F File Number: 28-10086

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: John Stibbe
Title: Vice President
Phone: 701-293-2281
Signature, Place, and Date of Signing:

/s/ John Stibbe       Fargo, ND           07/08/2004
-----------------     ---------------     -------------
[signature]           [city, state]       [date]

Report Type     (Check only one):
                [X]            13F HOLDINGS REPORT
                [ ]            13F NOTICE
                [ ]            13F COMBINATION REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           114
Form 13F Information Table Value Total:           $ 110,522

List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
                                   TITLE                   VALUE        SHARES/      SH/ PUT/
  NAME OF ISSUER                   OF CLASS        CUSIP    (X $1000)    PRN AMOUNT   PRN CALL
  SECURITY NAME                    SUBCLASS
  Abbott Laboratories              Large Cap Stock 002824100        1282        31458 SH
  Abbott Laboratories              Large Cap Stock 002824100          40          986 SH
  American Express Company         Large Cap Stock 025816109        2716        52861 SH
  American Express Company         Large Cap Stock 025816109          54         1051 SH
  American International Group     Large Cap Stock 026874107        1940        27211 SH
  American International Group     Large Cap Stock 026874107          38          535 SH
  Amgen, Inc.                      Large Cap Stock 031162100        1864        34160 SH
  Amgen, Inc.                      Large Cap Stock 031162100          48          879 SH
  Automatic Data Processing Inc    Large Cap Stock 053015103        1604        38302 SH
  Automatic Data Processing Inc    Large Cap Stock 053015103          30          718 SH
  Avon Products, Inc.              Large Cap Stock 054303102        1906        41304 SH
  Avon Products, Inc.              Large Cap Stock 054303102          32          698 SH
  Bank of America Corporation      Large Cap Stock 060505104        2946        34818 SH
  Bank of America Corporation      Large Cap Stock 060505104          60          708 SH
  Bank of New York, Inc.           Large Cap Stock 064057102        1511        51244 SH
  Bank of New York, Inc.           Large Cap Stock 064057102          26          887 SH
  Bellsouth Corporation            Large Cap Stock 079860102         254         9692 SH
  Cisco Systems, Inc.              Large Cap Stock 17275R102        2581       108896 SH
  Cisco Systems, Inc.              Large Cap Stock 17275R102          49         2071 SH
  Citigroup Inc.                   Large Cap Stock 172967101        2055        44198 SH
  Citigroup Inc.                   Large Cap Stock 172967101          56         1210 SH
  Community First Bankshares, Inc. Large Cap Stock 203902101        2973        92368 SH
  Community First Bankshares, Inc. Large Cap Stock 203902101         161         5000 SH
  Danaher Corporation              Large Cap Stock 235851102        3519        67870 SH
  Danaher Corporation              Large Cap Stock 235851102          63         1224 SH
  Dell Inc                         Large Cap Stock 24702R101        3094        86387 SH
  Dell Inc                         Large Cap Stock 24702R101          64         1782 SH
  Walt Disney Company              Large Cap Stock 254687106         955        37476 SH

                                    Page 2


  Walt Disney Company              Large Cap Stock 254687106          30         1168 SH
  Dominion Res Inc                 Large Cap Stock 25746U109        2245        35590 SH
  Dominion Res Inc                 Large Cap Stock 25746U109          40          629 SH
  Du Pont ( E. I. ) De Nemours     Large Cap Stock 263534109        2104        47358 SH
  Du Pont ( E. I. ) De Nemours     Large Cap Stock 263534109          39          871 SH
  EMC Corp/Mass                    Large Cap Stock 268648102         824        72294 SH
  EMC Corp/Mass                    Large Cap Stock 268648102          15         1343 SH
  Exxon Mobil Corporation          Large Cap Stock 30231G102        3798        85528 SH
  Exxon Mobil Corporation          Large Cap Stock 30231G102         333         7506 SH
  Forest Labs, Inc.                Large Cap Stock 345838106        1621        28620 SH
  Forest Labs, Inc.                Large Cap Stock 345838106          43          757 SH
  Gannett Company, Inc.            Large Cap Stock 364730101        1615        19034 SH
  Gannett Company, Inc.            Large Cap Stock 364730101          29          343 SH
  General Dynamics                 Large Cap Stock 369550108        1564        15748 SH
  General Dynamics                 Large Cap Stock 369550108          31          310 SH
  General Electric Company         Large Cap Stock 369604103        2811        86766 SH
  General Electric Company         Large Cap Stock 369604103          77         2383 SH
  Goldman Sach Group, Inc.         Large Cap Stock 38141G104        2439        25902 SH
  Goldman Sach Group, Inc.         Large Cap Stock 38141G104          43          452 SH
  Goldman Sachs                    Large Cap Stock 38142V803         626        46993 SH
  ITT Industries, Inc.             Large Cap Stock 450911102        2528        30460 SH
  ITT Industries, Inc.             Large Cap Stock 450911102          45          540 SH
  Intel Corporation                Large Cap Stock 458140100        2592        93918 SH
  Intel Corporation                Large Cap Stock 458140100          60         2173 SH
  International Paper Company      Large Cap Stock 460146103        1008        22540 SH
  International Paper Company      Large Cap Stock 460146103          18          401 SH
  Investors Real Estate Trust      Large Cap Stock 461730103         168        16154 SH
  I Shares                         Small Cap Stock 464287655         525         4450 SH
  J P Morgan Chase & Co            Large Cap Stock 46625H100        1877        48419 SH
  J P Morgan Chase & Co            Large Cap Stock 46625H100          87         2234 SH
  Kmart                            Large Cap Stock 482MMI9V9           0        20000 SH

                                    Page 3


  Keycorp                          Large Cap Stock 493267108         653        21834 SH
  Eli Lilly & Company              Large Cap Stock 532457108        2290        32756 SH
  Eli Lilly & Company              Large Cap Stock 532457108          43          613 SH
  Lowes Companies, Inc.            Large Cap Stock 548661107        1333        25364 SH
  Lowes Companies, Inc.            Large Cap Stock 548661107          24          456 SH
  MBIA, Inc.                       Large Cap Stock 55262C100        1701        29786 SH
  MBIA, Inc.                       Large Cap Stock 55262C100          32          553 SH
  Mass Mutual Corp Investors       Mutual Funds Co 576292106         202         8365 SH
  Medtronic, Inc.                  Large Cap Stock 585055106        2718        55785 SH
  Medtronic, Inc.                  Large Cap Stock 585055106          61         1260 SH
  Merck & Company, Inc.            Large Cap Stock 589331107         207         4355 SH
  Merck & Company, Inc.            Large Cap Stock 589331107          23          479 SH
  Microsoft Corporation            Large Cap Stock 594918104        3342       117018 SH
  Microsoft Corporation            Large Cap Stock 594918104          86         3028 SH
  Oracle Corporation               Large Cap Stock 68389X105        1668       139805 SH
  Oracle Corporation               Large Cap Stock 68389X105          34         2811 SH
  Pepsico, Inc.                    Large Cap Stock 713448108        2208        40973 SH
  Pepsico, Inc.                    Large Cap Stock 713448108          57         1053 SH
  Pfizer, Inc.                     Large Cap Stock 717081103        2992        87289 SH
  Pfizer, Inc.                     Large Cap Stock 717081103          61         1787 SH
  Principal Financial Group        Large Cap Stock 74251V102         215         6196 SH
  Principal Financial Group        Large Cap Stock 74251V102           3           86 SH
  Procter & Gamble                 Large Cap Stock 742718109        1928        35414 SH
  Procter & Gamble                 Large Cap Stock 742718109          57         1050 SH
  Qualcomm, Inc.                   Large Cap Stock 747525103        1569        21495 SH
  Qualcomm, Inc.                   Large Cap Stock 747525103          27          367 SH
  S B C Communications, Inc.       Large Cap Stock 78387G103         322        13258 SH
  S B C Communications, Inc.       Large Cap Stock 78387G103          61         2517 SH
  Schlumberger Limited             Large Cap Stock 806857108         974        15339 SH
  Schlumberger Limited             Large Cap Stock 806857108          18          278 SH
  Staples, Inc.                    Large Cap Stock 855030102        2843        96655 SH
  Staples, Inc.                    Large Cap Stock 855030102          58         1966 SH

                                    Page 4


  Target Corporation               Large Cap Stock 87612E106        2029        47777 SH
  Target Corporation               Large Cap Stock 87612E106          39          908 SH
  Texas Instruments, Inc.          Large Cap Stock 882508104         804        33270 SH
  Texas Instruments, Inc.          Large Cap Stock 882508104          16          664 SH
  UST, Inc.                        Large Cap Stock 902911106         317         8800 SH
  U S Bancorp                      Large Cap Stock 902973304         559        20276 SH
  United Technologies Corporation  Large Cap Stock 913017109        3285        35913 SH
  United Technologies Corporation  Large Cap Stock 913017109          64          695 SH
  Veritas Software Corporation     Large Cap Stock 923436109         858        30886 SH
  Veritas Software Corporation     Large Cap Stock 923436109          17          595 SH
  Verizon Communications           Large Cap Stock 92343V104        3032        83771 SH
  Verizon Communications           Large Cap Stock 92343V104          51         1421 SH
  Viacom, Inc.                     Large Cap Stock 925524308        2075        58093 SH
  Viacom, Inc.                     Large Cap Stock 925524308          57         1601 SH
  Wal-Mart Stores                  Large Cap Stock 931142103        1985        37631 SH
  Wal-Mart Stores                  Large Cap Stock 931142103          37          702 SH
  Walgreen Company                 Large Cap Stock 931422109        1573        43437 SH
  Walgreen Company                 Large Cap Stock 931422109          30          842 SH
  Wells Fargo & Company            Large Cap Stock 949746101        2793        48804 SH
  Wells Fargo & Company            Large Cap Stock 949746101          50          876 SH
  Xcel Energy Inc.                 Large Cap Stock 98389B100         195        11663 SH
  Noble Corporation                Large Cap Stock G65422100        1661        43839 SH
  Noble Corporation                Large Cap Stock G65422100          29          773 SH

  NAME OF ISSUER                  INVSTMT OTHER         VOTING AUTHORITY
  SECURITY NAME                   DISCRTN MANAGERS      SOLE         SHARED       NONE
  Abbott Laboratories             SOLE                  31058
  Abbott Laboratories             SOLE                                            400
  Abbott Laboratories             OTHER                 964
  Abbott Laboratories             OTHER                                           22
  American Express Company        SOLE                  52181
  American Express Company        SOLE                                            680
  American Express Company        OTHER                 953
  American Express Company        OTHER                                           98
  American International Group    SOLE                  26850

                                    Page 5


  American International Group    SOLE                                            361
  American International Group    OTHER                 487
  American International Group    OTHER                                           48
  Amgen, Inc.                     SOLE                  33740
  Amgen, Inc.                     SOLE                                            420
  Amgen, Inc.                     OTHER                 793
  Amgen, Inc.                     OTHER                                           86
  Automatic Data Processing Inc   SOLE                  37797
  Automatic Data Processing Inc   SOLE                                            505
  Automatic Data Processing Inc   OTHER                 693
  Automatic Data Processing Inc   OTHER                                           25
  Avon Products, Inc.             SOLE                  40786
  Avon Products, Inc.             SOLE                                            518
  Avon Products, Inc.             OTHER                 698
  Bank of America Corporation     SOLE                  34374
  Bank of America Corporation     SOLE                                            444
  Bank of America Corporation     OTHER                 691
  Bank of America Corporation     OTHER                                           17
  Bank of New York, Inc.          SOLE                  50617
  Bank of New York, Inc.          SOLE                                            627
  Bank of New York, Inc.          OTHER                 887
  Bellsouth Corporation           SOLE                  5692
  Bellsouth Corporation           SOLE                                            4000
  Cisco Systems, Inc.             SOLE                  107292
  Cisco Systems, Inc.             SOLE                                            1604
  Cisco Systems, Inc.             OTHER                 1953
  Cisco Systems, Inc.             OTHER                                           118
  Citigroup Inc.                  SOLE                  43648
  Citigroup Inc.                  SOLE                                            550
  Citigroup Inc.                  OTHER                 1106
  Citigroup Inc.                  OTHER                                           104
  Community First Bankshares, Inc.SOLE                  310
  Community First Bankshares, Inc.SOLE                                            92058
  Community First Bankshares, Inc.OTHER                                           5000
  Danaher Corporation             SOLE                  66992
  Danaher Corporation             SOLE                                            878
  Danaher Corporation             OTHER                 1224
  Dell Inc                        SOLE                  85257
  Dell Inc                        SOLE                                            1130
  Dell Inc                        OTHER                 1566
  Dell Inc                        OTHER                                           216
  Walt Disney Company             SOLE                  36910
  Walt Disney Company             SOLE                                            566
  Walt Disney Company             OTHER                 993
  Walt Disney Company             OTHER                                           175

                                    Page 6


  Dominion Res Inc                SOLE                  35135
  Dominion Res Inc                SOLE                                            455
  Dominion Res Inc                OTHER                 629
  Du Pont ( E. I. ) De Nemours    SOLE                  46765
  Du Pont ( E. I. ) De Nemours    SOLE                                            593
  Du Pont ( E. I. ) De Nemours    OTHER                 817
  Du Pont ( E. I. ) De Nemours    OTHER                                           54
  EMC Corp/Mass                   SOLE                  71548
  EMC Corp/Mass                   SOLE                                            746
  EMC Corp/Mass                   OTHER                 1258
  EMC Corp/Mass                   OTHER                                           85
  Exxon Mobil Corporation         SOLE                  80280
  Exxon Mobil Corporation         SOLE                                            5248
  Exxon Mobil Corporation         OTHER                 1661
  Exxon Mobil Corporation         OTHER                                           5845
  Forest Labs, Inc.               SOLE                  28242
  Forest Labs, Inc.               SOLE                                            378
  Forest Labs, Inc.               OTHER                 689
  Forest Labs, Inc.               OTHER                                           68
  Gannett Company, Inc.           SOLE                  18786
  Gannett Company, Inc.           SOLE                                            248
  Gannett Company, Inc.           OTHER                 343
  General Dynamics                SOLE                  15539
  General Dynamics                SOLE                                            209
  General Dynamics                OTHER                 290
  General Dynamics                OTHER                                           20
  General Electric Company        SOLE                  85115
  General Electric Company        SOLE                                            1651
  General Electric Company        OTHER                 2291
  General Electric Company        OTHER                                           92
  Goldman Sach Group, Inc.        SOLE                  25580
  Goldman Sach Group, Inc.        SOLE                                            322
  Goldman Sach Group, Inc.        OTHER                 452
  Goldman Sachs                   SOLE                  46993
  ITT Industries, Inc.            SOLE                  30075
  ITT Industries, Inc.            SOLE                                            385
  ITT Industries, Inc.            OTHER                 540
  Intel Corporation               SOLE                  91906
  Intel Corporation               SOLE                                            2012
  Intel Corporation               OTHER                 2084
  Intel Corporation               OTHER                                           89
  International Paper Company     SOLE                  22245
  International Paper Company     SOLE                                            295
  International Paper Company     OTHER                 401
  Investors Real Estate Trust     SOLE                  5907
  Investors Real Estate Trust     SOLE                                            10247
  I Shares                        SOLE                  4450
  J P Morgan Chase & Co           SOLE                  47796
  J P Morgan Chase & Co           SOLE                                            623

                                    Page 7


  J P Morgan Chase & Co           OTHER                 859
  J P Morgan Chase & Co           OTHER                                           1375
  Kmart                           SOLE                  20000
  Keycorp                         SOLE                  21834
  Eli Lilly & Company             SOLE                  32365
  Eli Lilly & Company             SOLE                                            391
  Eli Lilly & Company             OTHER                 545
  Eli Lilly & Company             OTHER                                           68
  Lowes Companies, Inc.           SOLE                  25050
  Lowes Companies, Inc.           SOLE                                            314
  Lowes Companies, Inc.           OTHER                 456
  MBIA, Inc.                      SOLE                  29406
  MBIA, Inc.                      SOLE                                            380
  MBIA, Inc.                      OTHER                 534
  MBIA, Inc.                      OTHER                                           19
  Mass Mutual Corp Investors      OTHER                 8365
  Medtronic, Inc.                 SOLE                  55153
  Medtronic, Inc.                 SOLE                                            632
  Medtronic, Inc.                 OTHER                 1165
  Medtronic, Inc.                 OTHER                                           95
  Merck & Company, Inc.           SOLE                  4327
  Merck & Company, Inc.           SOLE                                            28
  Merck & Company, Inc.           OTHER                 420
  Merck & Company, Inc.           OTHER                                           59
  Microsoft Corporation           SOLE                  115576
  Microsoft Corporation           SOLE                                            1442
  Microsoft Corporation           OTHER                 2762
  Microsoft Corporation           OTHER                                           266
  Oracle Corporation              SOLE                  137983
  Oracle Corporation              SOLE                                            1822
  Oracle Corporation              OTHER                 2590
  Oracle Corporation              OTHER                                           221
  Pepsico, Inc.                   SOLE                  40310
  Pepsico, Inc.                   SOLE                                            663
  Pepsico, Inc.                   OTHER                 877
  Pepsico, Inc.                   OTHER                                           176
  Pfizer, Inc.                    SOLE                  86234
  Pfizer, Inc.                    SOLE                                            1055
  Pfizer, Inc.                    OTHER                 1676
  Pfizer, Inc.                    OTHER                                           111
  Principal Financial Group       SOLE                  6139
  Principal Financial Group       SOLE                                            57
  Principal Financial Group       OTHER                 40
  Principal Financial Group       OTHER                                           46
  Procter & Gamble                SOLE                  34986
  Procter & Gamble                SOLE                                            428
  Procter & Gamble                OTHER                 980
  Procter & Gamble                OTHER                                           70

                                    Page 8


  Qualcomm, Inc.                  SOLE                  21213
  Qualcomm, Inc.                  SOLE                                            282
  Qualcomm, Inc.                  OTHER                 358
  Qualcomm, Inc.                  OTHER                                           9
  S B C Communications, Inc.      SOLE                  6150
  S B C Communications, Inc.      SOLE                                            7108
  S B C Communications, Inc.      OTHER                 2371
  S B C Communications, Inc.      OTHER                                           146
  Schlumberger Limited            SOLE                  15144
  Schlumberger Limited            SOLE                                            195
  Schlumberger Limited            OTHER                 271
  Schlumberger Limited            OTHER                                           7
  Staples, Inc.                   SOLE                  95429
  Staples, Inc.                   SOLE                                            1226
  Staples, Inc.                   OTHER                 1700
  Staples, Inc.                   OTHER                                           266
  Target Corporation              SOLE                  47167
  Target Corporation              SOLE                                            610
  Target Corporation              OTHER                 800
  Target Corporation              OTHER                                           108
  Texas Instruments, Inc.         SOLE                  32833
  Texas Instruments, Inc.         SOLE                                            437
  Texas Instruments, Inc.         OTHER                 594
  Texas Instruments, Inc.         OTHER                                           70
  UST, Inc.                       SOLE                  8800
  U S Bancorp                     SOLE                  7559
  U S Bancorp                     SOLE                                            12717
  United Technologies Corporation SOLE                  35450
  United Technologies Corporation SOLE                                            463
  United Technologies Corporation OTHER                 652
  United Technologies Corporation OTHER                                           43
  Veritas Software Corporation    SOLE                  30484
  Veritas Software Corporation    SOLE                                            402
  Veritas Software Corporation    OTHER                 572
  Veritas Software Corporation    OTHER                                           23
  Verizon Communications          SOLE                  79879
  Verizon Communications          SOLE                                            3892
  Verizon Communications          OTHER                 1389
  Verizon Communications          OTHER                                           32
  Viacom, Inc.                    SOLE                  57339
  Viacom, Inc.                    SOLE                                            754
  Viacom, Inc.                    OTHER                 1033
  Viacom, Inc.                    OTHER                                           568
  Wal-Mart Stores                 SOLE                  37176
  Wal-Mart Stores                 SOLE                                            455
  Wal-Mart Stores                 OTHER                 596
  Wal-Mart Stores                 OTHER                                           106

                                    Page 9


  Walgreen Company                SOLE                  42866
  Walgreen Company                SOLE                                            571
  Walgreen Company                OTHER                 768
  Walgreen Company                OTHER                                           74
  Wells Fargo & Company           SOLE                  48255
  Wells Fargo & Company           SOLE                                            549
  Wells Fargo & Company           OTHER                 854
  Wells Fargo & Company           OTHER                                           22
  Xcel Energy Inc.                SOLE                  7263
  Xcel Energy Inc.                SOLE                                            4400
  Noble Corporation               SOLE                  43301
  Noble Corporation               SOLE                                            538
  Noble Corporation               OTHER                 773

                                    Page 10